DIVESTITURES - Disclosure of detailed information about components of assets and liabilities held for sale (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Cash and cash equivalents	$ 5,219	$ 0
Trade and other receivables	8,598	7,729
Inventories	64,761	60,613
Prepaid expenses and other	5,617	5,352
Non-Current Assets:
Property, plant and equipment	451,335	449,237
Right of use assets	26,649	29,225	$ 14,330
Deposits on long-term assets	6,003	10,949
Liabilities:
Trade payables and accrued liabilities	115,120	120,666
Current portion of lease obligations	13,827	11,825
Non-Current Liabilities:
Deferred tax liabilities	122,468	150,836
Lease liabilities	23,756	28,036
Decommissioning liabilities	149,017	153,607	$ 51,471
Total liabilities relating to assets held-for-sale	16,278	$ 0
Divestitures [Member] | La Guitarra [Member]
Assets:
Cash and cash equivalents	5,218
Trade and other receivables	396
Inventories	437
Prepaid expenses and other	51
Current assets	6,102
Non-Current Assets:
Mineral Interests - depletable	30,193
Mineral Interests - non-depletable	3,917
Property, plant and equipment	4,004
Right of use assets	16
Deposits on long-term assets	26
Total assets held-for-sale	44,258
Liabilities:
Trade payables and accrued liabilities	141
Current portion of lease obligations	8
Current Liabilities	149
Non-Current Liabilities:
Deferred tax liabilities	6,894
Lease liabilities	12
Decommissioning liabilities	2,951
Total liabilities relating to assets held-for-sale	10,006
Net assets held for sale	34,252
Divestitures [Member] | La Parrilla [Member]
Assets:
Cash and cash equivalents	0
Trade and other receivables	0
Inventories	876
Prepaid expenses and other	0
Current assets	876
Non-Current Assets:
Mineral Interests - depletable	13,758
Mineral Interests - non-depletable	5,252
Property, plant and equipment	7,821
Right of use assets	645
Deposits on long-term assets	117
Total assets held-for-sale	28,469
Liabilities:
Trade payables and accrued liabilities	0
Current portion of lease obligations	0
Current Liabilities	0
Non-Current Liabilities:
Deferred tax liabilities	1,667
Lease liabilities	438
Decommissioning liabilities	4,167
Total liabilities relating to assets held-for-sale	6,272
Net assets held for sale	$ 22,197